UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21782

Small Cap Value Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway  #M1120     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway  #M1120     Dallas, Texas 75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  December 31, 2015





























Item 1.  Report to Shareholders.
SMALL CAP VALUE FUND, INC.



ANNUAL REPORT
DECEMBER 31, 2015



Small Cap Value Fund, Inc.
8150 N. Central Expressway  #M1120
Dallas, Texas 75206
1-800-704-6072

Fund Symbol:  SCAPX


Dear shareholders of Small Cap Value Fund, Inc.,

The Fund began 2015 with a Net Asset Value per share of $35.99 and ended with a Net Asset Value per share of $27.89 after paying a dividend of $0.2037 per share.

The total return of the Fund for 2015 was down 21.94% versus down 2.00% for the S&P 600 Index and down 4.41% for the Russell 2000 Small Cap Index.

The Fund lagged the general Small Cap market indices in 2015 due to weighted exposure to the energy and materials sectors which were down significantly. In addition, value oriented stocks underperformed the general indices. The Fund continues to hold what we feel are very high quality companies with stable cash flows and relatively transparent balance sheets.

Fund turnover was 50.22%, which is still higher than we would normally expect, but there was no net capital gain generated and thus no tax implications. Brokerage costs are negligible.

The top holdings and industry group exposures of the Fund as of December 31, 2015 are listed on the following page.

We look forward to a prosperous year in 2016.

Sincerely,



Steven Adams
Portfolio Manager










SMALL CAP VALUE FUND, INC.
Top Ten Holdings and Asset Allocation
December 31, 2015




Top Ten Holdings*
(% of Net Assets)

Cooper Tire & Rubber                      6.45%
IAMGOLD Corp.                             6.12%
Vaalco Energy                             5.72%
ITT Educational Services                  5.17%
Marlin Business Services                  5.12%
Abercrombie & Fitch                       5.10%
Sanderson Farms                           4.99%
Hawaiian Holdings Inc.                    4.63%
Joy Global                                4.60%
Skywest Inc.                              4.50%
                                         ------
                                         52.40%

Asset Allocation
(% of Net Assets)

Apparel and Accessory Stores                             16.89%
Air Transportation, Scheduled                             9.13%
Crude Oil Petroleum and Natural Gas                       6.61%
Fabricated Rubber Products                                6.45%
Gold Ore Mining                                           6.12%
Educational Services                                      5.17%
State Commercial Banks                                    5.12%
Poultry Slaughtering and Processing                       4.99%
Mining Machinery                                          4.60%
Retail                                                    4.49%
Petroleum Refining                                        3.93%
Business Services                                         3.78%
Trucking, except local                                    3.69%
Computer Integrated Systems Design                        3.68%
Industrial Inorganic Chemicals                            3.40%
Primary Reduction of Aluminum                             3.17%
Fabricated Structural Metal Products                      2.96%
Oil and Gas Field Exploration Services                    2.52%
Other Assets, Less Liabilities, Net                       3.30%
                                                        -------
						          100.00%

*Portfolio holdings are subject to change and are not recommendations of individual stocks





SMALL CAP VALUE FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $100,000 investment in the Small Cap Value Fund from its inception(the beginning of investment operations), December 16, 2005 through December 31, 2015. These changes are then compared to a $100,000 investment in the S&P 600 Small Cap Index for the same period but do not reflect deduction for taxes that a shareholder would pay on distributions or redemption of Fund shares. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                    Inception Yr End   Yr End   Yr End   Yr End  Yr End
                   (12/16/05) 2005     2006     2007     2008    2009
                     --------  ------- -------- -------  ------- ------
Small Cap Value Fund$100,000  $98,910 $123,400 $100,114 $58,577 $83,439
S&P 600 Index       $100,000  $98,790 $114,093 $113,751 $78,500 $98,565

                Yr End   Yr End   Yr End   Yr End   Yr End   Yr End
                2010     2011     2012     2013     2014     2015
Small Cap Value -------- -------- -------- -------- -------  ------
Fund            $112,532 $111,418 $135,885 $195,280 $184,813 $144,265
S&P 600 Index   $124,507 $125,752 $146,275 $206,672 $218,514 $222,884

$220,000|                                                     *    *
$200,000|                                              # *
$180,000|                                                    #
$160,000|                                            *            #
$140,000|                                       *   #
$120,000|               * #   *             *   #
$100,000|  # *   # *        #          *   #
$ 80,000|                        *   #
$ 60,000|                       #
$ 40,000|
$ 20,000|
_____________________________________________________________
       Inception 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015
      (12/16/2005)

        # = Small Cap Value Fund       * = S&P 600 Small Cap Index

                15 Day   Annual  Annual   Annual  Annual  Annual Annual
                Return   Return  Return   Return  Return  Return Return
                2005     2006    2007     2008    2009    2010   2011
Small Cap Value -------   ------  ------  ------  ------  ------ ------
Fund           (1.09%)  24.76% (18.87%) (41.49)% 42.46%  34.85% (0.00%)
S&P 600 Index  (1.21%)  15.49% ( 0.30%) (30.99)% 25.56%  26.32%  1.00%

                 Annual  Annual  Annual  Annual  Compounded Avg.
                 Return  Return  Return  Return  Annual Return
                 2012    2013    2014    2015    5 Year Inception
Small Cap Value  ------   ------  ------ ------  ------ ---------
Fund             21.96%  43.71% (5.36%) (21.94)%  5.09%  3.72%
S&P 600 Index    16.32%  41.29%  5.73%   2.00%   11.44%  7.87%

SMALL CAP VALUE FUND, INC.
EXPENSES
DECEMBER 31, 2015

As a shareholder of the Fund you incur ongoing costs including management fees, transaction costs, potential early redemption fess and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on June 30, 2015 and held for the entire six month period to December 31, 2015.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading ?Expenses Paid During Period? to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund?s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund?s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.
                                                          Expenses Paid
                   Beginning             Ending          During Period*
               Account Value      Account Value          June 30, 2015,
               June 30, 2015  December 31, 2015       December 31, 2015
           -----------------       ------------       -----------------

Actual          $  1,000.00          $   876.83             $   4.49

Hypothetical**  $  1,000.00          $ 1,020.00             $   4.84

*Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 184 days/365 days to reflect the one-half year period.

** Hypothetical return assumes 5% return before expenses.



SMALL CAP VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015


ASSETS
   Investment securities, at fair
              value (cost $19,311,394)      $  14,029,973
   Dividends receivable                             1,838
                                              -----------
              Total assets                     14,031,811
                                              -----------

LIABILITIES
   Advisory fees payable                           11,282
                                              -----------
              Total liabilities                    11,282
                                              -----------

NET ASSETS ?
  Equivalent to $27.89 per
  share based on 502,788 shares
  of common stock issued and outstanding;
  100,000,000 shares authorized,
  $0.001 par value                           $ 14,020,529
	                                       ============

NET ASSETS CONSIST OF:
  Common stock				         $        503
  Paid-in capital                              20,780,543
  Net unrealized depreciation                  (5,281,421)
  Undistributed investment loss (8,894+28,219)    (37,113)
  Accumulated undistributed realized loss      (1,441,983)
------------

Net assets                                   $ 14,020,529
                                             ============



















See accompanying notes to these financial statements
SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015


DESCRIPTION                                 SHARES        FAIR VALUE
-----------                                 ------      ------------

COMMON STOCKS ? 96.70%

Crude Petroleum and Natural Gas-6.61%
   Stone Energy Corp. (a)                29,155		  125,075
   Vaalco Energy Inc. (a)                   501,498           802,397
                                                             --------
                                                              927,472

Fabricated Rubber Products-6.45%
   Cooper Tire & Rubber		 23,878	        903,782

Retail-4.49%
   EZ Corp. (a)     			        126,232	        629,898

Air Transportation, Scheduled-9.13%
   Hawaiian Holdings Inc. (a)     18,390	        649,718
   Skywest Inc.                              33,200           631,464
                                                             --------
                                                            1,281,182

Gold Ore Mining-6.12%
   IAMGOLD (a)     			        604,387	        858,230

Apparel and Accessory Stores-16.89%
   Express Inc.   (a)                        34,013           587,745
   Tillys Inc.    (a)                        80,259           532,117
   Guess Inc.                                28,249           533,341
   Abercrombie & Fitch                       26,462           714,474
                                                             --------
                                                            2,367,677

Oil & Gas Field Exploration Services-2.52%
   Dawson Geophysical                       101,958           352,775

Petroleum Refining-3.93%
   Alon USA Energy                           37,101           550,579

Primary Production of Aluminum-3.17%
   Century Aluminum Company   (a)           100,466           444,060

Fabricated Structural Metal Products-2.96%
   Gulf Island Fabrication                   39,682           415,074

Business Services-3.78%
   Liquidity Services  (a)                   81,500           529,750



-	Continued ?
DESCRIPTION                                  SHARES        FAIR VALUE
-----------                                  ------       -----------


State Commercial Banks-5.12%
   Marlin Business Services                  44,695           717,802

Poultry Slaughtering and Processing-4.99%
   Sanderson Farms		   9,028           699,850

Computer Integrated Systems Design-3.68%
   Unisys Corp  (a)                          46,668           515,681

Educational Services-5.17%
   ITT Educational Svcs  (a)                194,271           724,631

Industrial Inorganic Chemicals-3.40%
   Olin				  27,624            476,790

Mining Machinery-4.60%
   Joy Global Inc			  51,090            644,245

Truck, except Local-3.69%
   Arcbest Corporation                      24,204            517,724
                                                             --------

Total common stocks (cost $18,838,622)                  $  13,557,201


SHORT-TERM INVESTMENTS ? 3.37%
   Schwab Money Market Fund-current interest
      at 0.00%   (Single Class Fund)
       			                     472,772      $  472,772
                                                            --------
   Total short-term investments (cost $472,772)              472,772
                                                            --------

Total investment securities ? 100.07% (cost $19,311,394)  14,029,973

Other assets less liabilities ? (0.07)%                       (9,444)
                                                            --------

Net assets ? 100.00%                                   $  14,020,529
                                                        ============

(a) Presently non-income producing










See accompanying notes to these financial statements.
SMALL CAP VALUE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015



INVESTMENT INCOME
   Dividends                                             $    266,173
   Interest                                                         0
                                                         ------------
          Total investment income                             266,173
                                                         ------------
EXPENSES ?
   Advisory fees                                              164,489
                                                         ------------
                                                              164,489

          Net investment income                               101,684
   ------------

GAIN (LOSS) ON INVESTMENTS ?
   Net realized gain on investments                        (1,265,782)
   Net increase in unrealized depreciation of investments  (3,340,959)
                                                         ------------
        Net realized gain and
           unrealized loss on investments                  (4,606,741)
------------

   Net decrease in net assets resulting from operations  $ (4,505,057)
                                                         ============


























See accompanying notes to these financial statements

SMALL CAP VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                           Year Ended      Year Ended
                                          Dec. 31, 2015   Dec. 31, 2014

INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)             $   101,684   $    (28,219)
   Net realized gain on investments          (1,265,782)     1,251,751
   Unrealized depreciation of investments    (3,340,959)    (2,638,055)
          				    -----------    ------------
      Net increase(decrease) in net assets
         resulting from operations           (4,505,057)    (1,414,523)


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                       (101,684)              0
                                            -----------    ------------
         Total Distributions                   (101,064)              0

CAPITAL SHARE TRANSACTIONS-NET               (2,350,919)      5,445,776
                                            -----------    ------------

TOTAL INCREASE(DECREASE)IN NET ASSETS        (6,957,660)      4,031,253

NET ASSETS, beginning of year                20,978,189      16,946,936
                                            -----------    ------------

NET ASSETS, end of year                     $14,020,529     $20,978,189
                                            ===========    ============























See accompanying notes to these financial statements



SMALL CAP VALUE FUND, INC.
FINANCIAL HIGHLIGHTS


PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT
 EACH
YEAR ENDED:
                        YEAR    YEAR      YEAR      YEAR      YEAR
                        ENDED   ENDED     ENDED     ENDED     ENDED
                        2015    2014      2013      2012      2011
                        -----   ------    ------    ------    ------
Net asset value,
  beginning of year    $35.99   $38.03   $26.54    $21.87    $22.29
                       ------   ------    ------    ------    ------
Income (loss) from investment
operations:
  Net investment income (0.20)  (0.05)    0.11     0.13      0.20
  Net realized and
  unrealized gain
  (loss)on investments  (7.70)  (1.99)   11.49     4.67     (0.42)
                         -----   -----   ------   -----     ------
Total from
  investment operations	(7.90)  (2.04)   11.60     4.80     (0.22)
                         -----   -----   ------   -----     ------
Less distributions from:
  Net investment income (0.20)   0.00    (0.11)   (0.13)    (0.20)
  Net realized gains     0.00    0.00     0.00     0.00      0.00
                         ----    -----   ------   ------    ------
    Total distributions (0.20)   0.00    (0.11)   (0.13)    (0.20)
                         -----   -----   -----    -----     ------
Net asset value,
  end of year          $27.89  $35.99   $38.03   $26.54    $21.87
                       -------  -------  ------  ------    -------

Total Return           (21.94)  (5.36)%  43.71%   21.96%    (0.99)%

Net assets, end of
   year(in 1000's)     $14,020  $20,978  $16,947  $11,147   $9.713

Ratio of expenses to
   average net
   assets(a)             0.98%   0.94%    0.95%     0.95%     0.96%

Ratio of net investment
   income (loss)to average
   net assets           0.61%   (0.14)%   0.34%     0.55%     0.61%

Portfolio turnover
   rate (annualized)    48.14%   68.02%  168.90%    90.31%    69.29%



(a) The Fund?s actual expenses are calculated daily at 0.95% of net asset value (NAV).



See accompanying notes to these financial statements.

       SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1.	ORGANIZATION

Small Cap Value Fund, Inc. (the ?Fund?) was incorporated in the State of Texas on June 16, 2005 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth by investing primarily in small capitalization common stocks. The effective date of the Fund?s Registration under the Securities Act of 1933 was October 27, 2005.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund?s Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statement of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Dividends are paid upon Board approval by the end of each calendar year.




SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund?s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income (loss) or net realized gains (losses) may differ from their ultimate characterization for income tax purposes. At December 31, 2015, there were no material differences. Also, due to the timing of dividend distributions, the year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

   Subsequent events
Subsequent events were evaluated through February 13, 2016, the date of issuance of the financial statements.





























SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

3.	FAIR VALUE OF INVESTMENTS

    In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

   Level 1 - quoted prices in active markets for identical investments.

   Level 2 - observable inputs, other than quoted prices (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2014:
                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           ------------
      Level 1:
         Common Stock               $13,557,201          $          0
         Short term investments         472,772                     0
                                    -----------          ------------
             Total Level 1:          14,029,973                     0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $14,029,973          $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation depreciation on the instrument. As of December 31, 2015, the Fund did not own any other financial instruments.
SMALL CAP VALUE FUND, INC.
                      NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE OF INVESTMENTS (continued)
     Transfers between levels are recognized at the end of the reporting period. There were no transfers between level 1 and level 2 during the year. There were no level 3 investments held by the Fund during the year ended December 31, 2015.

4.	CAPITAL SHARE TRANSACTIONS
Capital share transactions in the Fund?s $0.001 par value common stock were as follows:

                            Year Ended            Year Ended
                        December 31, 2015      December 31, 2014
                       -------------------  ---------------------
                       Shares       Amount  Shares         Amount

Shares sold            38,705  $ 1,100,000  172,294  $  6,713,820

Shares issued in
  reinvestment of
  dividends	          3,601  $   101,684        0  $          0
                       ------     --------  ---------  ----------
                       42,306  $ 1,201,684  172,294  $  6,713,820
Shares redeemed      (122,473)  (3,552,256) (34,970)   (1,268,044)
                       ------     --------  ---------  ----------
    Net increase(decrease)(80,167) $(2,350,572) 137,324 $   5,445,776

Beginning of year     582,995  $23,131,964  445,631  $ 17,686,188
                       ------     --------    -------  ----------
End of year           582,788  $20,781,392  582,995  $ 23,131,964
	=========	==========  =========  ==========

5.	INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $8,242,212 and $10,317,844, respectively, for the year ended December 31, 2015. The aggregate cost of investment securities, excluding short term investments, for federal income tax purposes was $18,838,622 as of December 31, 2015. There were no differences between the financial reporting basis and the income tax basis in the cost or net unrealized appreciation (depreciation) of the Fund?s investments as of December 31, 2015.

As of December 31, 2015 and 2014, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Description                              2015               2014
-----------                           -------             ------
Unrealized appreciation           $   1,452,260     $  2,553,041
Unrealized depreciation              (6,733,681)     ( 4,493,504)
                                    ------------     -----------
Net unrealized appreciation
        (depreciation)            $  (5,281,421)   $  (1,940,462)
                                    ============     ============

SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

6.	DISTRIBUTION TO SHAREHOLDERS
A dividend distribution of $0.2037 per share, representing
$101,684, was paid on 12/28/2015 from net investment income.

7.	ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position different than if they were autonomous.

   The Fund has an investment advisory agreement with Adams Asset Advisors, LLC (the ?Advisor?) to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.95% of the Fund?s average daily net assets. The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

   The advisory fee for 2015, as computed pursuant to the investment advisory agreement, totaled $164,489, of which $11,282 was payable on December 31, 2015.

The Advisor acts as the transfer agent for the Fund, with Fidelity Investments as the sub-transfer agent. There are no fees associated with these services.

The Fund acts as its own custodian, effective September 1, 2008, and is in compliance per requirements of Rule 17f-2. There are no fees associated with these services.

8. Redemption Fee
To discourage short-term trades by investors and to compensate the Fund for costs that may be incurred by such trades, the Fund may impose a redemption fee of 2% of the total redemption amount if shares are held less than 365 days. For the year ended December 31, 2014, there were no redemption fees received by the Fund.


9.	ACCOUNTING FOR UNCERTAIN TAX POSITIONS
   As of December 31, 2015, open Federal tax years, subject to examination, include the tax years ended December 31, 2012 through December 31, 2014. As of and during the year ended December 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.





Additional Information (Unaudited)

Proxy Voting Information

Small Cap Value Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.


Quarterly Filing of Portfolio Holdings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund?s Form N-Q?s are available on the SEC?s website at http://www.sec.gov, and can also be reviewed and copied at the SEC?s public reference room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Contract

At an in-person meeting held on January 19, 2016, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund(as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Advisor:


1)	Nature, extent and quality of services provided by the Advisor
   The Directors reviewed the nature, quality and scope of current services provided by the Advisor under the Advisory Agreement. The Directors also analyzed the experience of the Investment Advisor and capabilities as a portfolio manager. The Advisor?s Form ADV was reviewed as well as internal compliance policies and experience managing other portfolios. In addition, the portfolio and brokerage transactions were reviewed. Based on this review, the Directors concluded that the range and quality of services to be provided by the Investment Advisor to the Fund were appropriate and to support the selection of the original Investment Advisor.

2)	Investment performance ? The Directors reviewed the
performance of
the Fund as compared to market benchmarks for various time periods. This review focused on investment strategy and long term performance potential. The Directors concluded that the performance of the Fund, managed by the Investment Advisor, was satisfactory.








3)	Cost of services to the Fund and profitability of the Advisor
The Directors considered the Fund?s management fee and total expense ratio relative to industry averages. The Directors determined that the Advisor is receiving a fee that is in line with fees charged for other funds and that the Advisor is operating profitability, is viable and should remain an ongoing entity. The Directors also noted that the Advisor is paying all expenses (except transaction commissions) associated with managing the Fund out of the management fee, which is very advantageous to shareholders versus other funds.

4)	Economies of Scale ? The Directors considered information
regarding economies of scale with respect to management of the Fund and noted that the Fund and its shareholders are already experiencing and benefitting from an expense ratio that would be expected from that of funds with significantly larger asset bases.

5)	Conclusions ? Based on the above review and discussions, the
Directors concluded that it is in the best interest of the Fund and the shareholders to approve the Advisory Agreement.





































Additional Information (Unaudited)

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors of the Fund. Information pertaining to the Directors of the Fund are set forth below. The SAI of the Fund includes additional information about the Directors of the Fund and is available, without charge, by calling 800-704-6072. Each Director may be contacted by writing to that Director c/o Small Cap Value Fund, Inc., 8150 N. Central Expressway, #M1120, Dallas, Texas 75206.



INDEPENDENT DIRECTORS

Name and Age       Position  Term/ Principal Occupation  Other Public
                             Yrs       Past five years
Directorships                Served
------------------ --------  ----  --------------------- -------------

Vicky L. Hubbard   Director 1 Yr Private Investor,      Stock Dividend
Age 58                           Technology Mngr prior  Fund, Inc.


Yolawnde F. Malone Director 1 Yr Senior Tax Mngr,       Stock Dividend
Age 52                           Montgomery Coscia      Fund, Inc.
                                 Greilich LLP, CPA
                                 Family Legacy Trust
                                 prior

Melissa D. Gordon, Director 1 Yr Vice Chair Pathologist Stock Dividend
M.D.                             prior Partner at North Fund, Inc.
Age 52                           Dallas Pathology


INTERESTED DIRECTORS

Laura S. Adams     Director,1 Yr Member, Adams          Stock Dividend
Age 55             President     Asset Advisors         Fund, Inc.
                   Secretary     since 2002, Private
                   Treasurer     Investor prior





This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Small Cap Value Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.



Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
Small Cap Value Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Small Cap Value Fund, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period ended. These financial statements and financial highlights are the responsibility of the Fund?s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Small Cap Value Fund, Inc. as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

PMB HELIN DONOVAN, LLP


Dallas, Texas
February 13, 2016









Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an ?interested? Director and Mrs. Malone is an ?independent? Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5. Audit Committee of listed Registrants. (Not applicable for open end investment companies)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a)	    The Fund?s president has concluded that the Fund?s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission?s rules and forms, based upon such officers? evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b)	    There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund?s internal controls or in other factors that could significantly affect the Fund?s internal controls subsequent to the date of their evaluation.








Item 12.  Exhibits.

a)	(1)Code of Ethics-Filed with Form N-CSR and is hereby incorporated by reference as Exhibit (p) of Post-Effective Amendment
 No. 10 (485BPOS)of our Registration under the Securities Act of
 1933.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached

b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
2002- Attached


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Value Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/13/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Small Cap Value Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/13/16